Party-in-Interest Transactions (Narrative) (Details) - EBP 002 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Employee Benefit Plan, Related Party and Party-in-Interest Transactions [Line Items]
Investments at fair value	$ 185,204,574	$ 157,872,834
Dividends and interest income	4,451,778
Net gains	20,898,587
Notes receivable from participants	5,267,672	$ 4,659,024
Interest income on notes receivable from participants	$ 477,346
First BanCorp. Common Stock [Member]
Employee Benefit Plan, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares held	281,138	297,511
Investments at fair value	$ 5,827,990	$ 5,530,724
Dividends and interest income	203,194
Net gains	787,704
Net appreciation in fair value of investments	725,913
Number of shares purchased, market value of common stock	1,157,426
Total acquisition costs	712,887
Proceeds from sale of common stock	1,219,217
Realized gains from sale of common stock	$ 61,791